HARRIS
                                INSIGHT(R) FUNDS


                              HARRIS INSIGHT FUNDS
                              Institutional Shares
                                    N Shares

                       Supplement dated September 13, 2001
                      to the Prospectuses dated May 1, 2001


                        HARRIS INSIGHT MONEY MARKET FUNDS

                                    N Shares
                              Institutional Shares

                       Supplement dated September 13, 2001
                      to the Prospectuses dated May 1, 2001



         The Tax-Exempt Money Market Fund, the Money Market Fund and the Government Money Market Fund will be open on normal business days, although the New York Stock Exchange remains closed as a result of recent tragic events. However, exchanges to or from other Harris Insight Funds will not be available until the New York Stock Exchange resumes operations.


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                                     HARRIS
                                INSIGHT(R) FUNDS


                              HARRIS INSIGHT FUNDS
                                    B Shares
                                 Exchange Shares

                     Supplement dated September 13, 2001 to
                the B Shares Prospectus dated August 14, 2001 and the Exchange Shares Prospectus dated June 1, 2001


         The Money Market Fund will be open on normal business days, although the New York Stock Exchange remains closed as a result of recent tragic events. However, exchanges to or from other Harris Insight Funds will not be available until the New York Stock Exchange resumes operations.